Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 6. Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	As of December 31,	As of December 31,
	2021	2020
Buildings	$2,451	$2,434
IT Equipment	20,571	9,695
Furniture and fixtures	1,821	1,700
Other equipment	38	38

Total property and equipment	$24,881	$13,867

Less: accumulated depreciation	10,436	8,865

Property and equipment, net	$14,445	$5,002

Depreciation expense related to property and equipment was $3.0 million, $1.6 million, and $1.7 million for the years ended December 31, 2021, 2020 and 2019, respectively.